Consolidated Statements of Financial Position	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Non-current assets
Goodwill	$ 8,356,443	$ 1,073,638
Property, plant and equipment	6,101,956	783,980	4,253,686
Total non-current assets	14,458,399	1,857,618	4,253,686
Current assets
Contingent consideration	8,704,606	1,118,370
Trade and other receivables	12,344,686	1,586,047	16,096,160
Cash and bank balances	6,859,938	881,366	42,222,014
Total current assets	27,909,230	3,585,783	58,318,174
Total assets	42,367,629	5,443,401	62,571,860
Current liabilities
Trade and other payables	10,566,327	1,357,565	12,990,458
Contract liabilities	1,906,421	244,937	1,310,435
Bank borrowings			3,845,863
Lease liabilities	2,996,973	385,050	1,376,122
Derivative			6,756,516
Convertible promissory notes			13,860,647
Total current liabilities	15,469,721	1,987,552	40,140,041
Non-current liabilities
Trade and other payables	150,000	19,272	150,000
Lease liabilities	1,837,235	236,049	1,014,182
Total non-current liabilities	1,987,235	255,321	1,164,182
Total liabilities	17,456,956	2,242,873	41,304,223
Equity attributable to owners of the Company
Share capital	16,501	2,120	11,457
Accumulated losses	(57,250,842)	(7,355,600)	(33,754,822)
Reserves	82,145,014	10,554,008	55,011,002
Total equity	24,910,673	3,200,528	21,267,637
Total liabilities and equity	$ 42,367,629	$ 5,443,401	$ 62,571,860